Foreign Exchange Forward Contracts (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Most Significant Net Foreign Exchange Hedge Positions Outstanding
The following table displays the notional amounts of the most significant net foreign exchange hedge positions outstanding as of December 31, 2014.

Buy / (Sell)	December 31, 2014
Euro	$239,341
Chinese Yuan	$(100,086)
Swiss Franc	$35,438
Indonesian Rupiah	$(33,020)
British Pound	$(9,910)

Summary of Financial Assets and Liabilities Included in Consolidated Balance Sheets
The following tables summarize the financial assets and liabilities included in the consolidated balance sheets:

	December 31, 2014
Description	Gross Amounts of Recognized Assets	Gross Amounts of Offset in the Consolidated Balance Sheet	Net Amounts of Assets Presented in the Consolidated Balance Sheet
Foreign exchange forward contracts	$2,037	$(1,739)	$298

	December 31, 2014
Description	Gross Amounts of Recognized Liabilities	Gross Amounts of Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet
Foreign exchange forward contracts	$6,589	$(1,739)	$4,850